Restructuring and Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	$ 479
Restructuring Charges Continuing Operations	481
Restructuring Charges Discontinued Operations	(2)
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	421
Restructuring Reserve Settled	(206)
Restructuring Reserve Ending Balance	215
Restructuring And Other Costs Expected Cost	480
Restructuring And Other Costs Incurred Cost	(421)
Restructuring And Other Costs Remaining Expected Cost	59
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	60
Restructuring Reserve Beginning Balance	339
Restructuring Reserve Settled	(266)
Restructuring Reserve Ending Balance	133	339
Restructuring And Other Costs Expected Cost	661
Restructuring And Other Costs Incurred Cost	(60)	(576)
Restructuring And Other Costs Remaining Expected Cost	25
Prior Two Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	2
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	88
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	75
Restructuring And Other Costs Incurred Cost	(69)
Restructuring And Other Costs Remaining Expected Cost	6
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	156
Restructuring And Other Costs Incurred Cost	(9)	(146)
Restructuring And Other Costs Remaining Expected Cost	1
UTC Climate, Controls and Security [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	97
UTC Climate, Controls and Security [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	124
Restructuring And Other Costs Incurred Cost	(89)
Restructuring And Other Costs Remaining Expected Cost	35
UTC Climate, Controls and Security [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	147
Restructuring And Other Costs Incurred Cost	(18)	(123)
Restructuring And Other Costs Remaining Expected Cost	6
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	154
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	158
Restructuring And Other Costs Incurred Cost	(154)
Restructuring And Other Costs Remaining Expected Cost	4
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	94
Restructuring And Other Costs Incurred Cost	0	(94)
Restructuring And Other Costs Remaining Expected Cost	0
UTC Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	92
UTC Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	85
Restructuring And Other Costs Incurred Cost	(71)
Restructuring And Other Costs Remaining Expected Cost	14
UTC Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	157
Restructuring And Other Costs Incurred Cost	(21)	(121)
Restructuring And Other Costs Remaining Expected Cost	15
Sikorsky [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	50
Sikorsky [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	38
Restructuring And Other Costs Incurred Cost	(38)
Restructuring And Other Costs Remaining Expected Cost	0
Sikorsky [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	62
Restructuring And Other Costs Incurred Cost	(12)	(47)
Restructuring And Other Costs Remaining Expected Cost	3
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	0
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	0
Restructuring And Other Costs Incurred Cost	0
Restructuring And Other Costs Remaining Expected Cost	0
Eliminations and other [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	19
Restructuring And Other Costs Incurred Cost	0	(19)
Restructuring And Other Costs Remaining Expected Cost	0
Segment, Discontinued Operations [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	0
Restructuring And Other Costs Incurred Cost	0
Restructuring And Other Costs Remaining Expected Cost	0
Segment, Discontinued Operations [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	26
Restructuring And Other Costs Incurred Cost	0	(26)
Restructuring And Other Costs Remaining Expected Cost	0
Cost Of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	215
Cost Of Sales [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	164
Cost Of Sales [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	46
Selling General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	265
Selling General and Administrative [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	257
Selling General and Administrative [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	13
Other Income Net [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	1
Other Income Net [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	1
Employee Severance [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	381
Restructuring Reserve Settled	(185)
Restructuring Reserve Ending Balance	196
Employee Severance [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	14
Restructuring Reserve Beginning Balance	289
Restructuring Reserve Settled	(218)
Restructuring Reserve Ending Balance	85
Asset Write Downs [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	15
Restructuring Reserve Settled	(15)
Restructuring Reserve Ending Balance	0
Asset Write Downs [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	1
Restructuring Reserve Beginning Balance	0
Restructuring Reserve Settled	(1)
Restructuring Reserve Ending Balance	0
Facility Exit [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	25
Restructuring Reserve Settled	(6)
Restructuring Reserve Ending Balance	19
Facility Exit [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Costs	45
Restructuring Reserve Beginning Balance	50
Restructuring Reserve Settled	(47)
Restructuring Reserve Ending Balance	$ 48